Transactions with Related Parties - Management Fees - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Aug. 04, 2009
PNMAC Capital Management LLC [Member]
Mortgage Loans on Real Estate [Line Items]
Percentage of change in net income due to quarterly adjustments	8.00%
PMT agreed to reimburse PCM for a payment	$ 120,000
PNMAC Capital Management LLC [Member] | 1.5% per annum of stockholders equity [Member]
Mortgage Loans on Real Estate [Line Items]
Base management fee annual rate	1.50%
PNMAC Capital Management LLC [Member] | 1.375% per annum of stockholders equity [Member]
Mortgage Loans on Real Estate [Line Items]
Base management fee annual rate	1.375%
PNMAC Capital Management LLC [Member] | 1.25% per annum of stockholders equity [Member]
Mortgage Loans on Real Estate [Line Items]
Base management fee annual rate	1.25%
PNMAC Capital Management LLC [Member] | Net income exceeds 10% [Member]
Mortgage Loans on Real Estate [Line Items]
Percentage of net income for calculation of performance incentive fees	10.00%
Percentage of return on equity	12.00%
PNMAC Capital Management LLC [Member] | Net income exceeds 15% [Member]
Mortgage Loans on Real Estate [Line Items]
Percentage of net income for calculation of performance incentive fees	15.00%
Percentage of return on equity	16.00%
PNMAC Capital Management LLC [Member] | Net income exceeds 20% [Member]
Mortgage Loans on Real Estate [Line Items]
Percentage of net income for calculation of performance incentive fees	20.00%
PNMAC Capital Management LLC [Member] | Maximum [Member]
Mortgage Loans on Real Estate [Line Items]
Percentage of performance incentive fee paid in Company's common shares	50.00%
PMT agreed to reimburse PCM for a payment		$ 2,900,000
PNMAC Capital Management LLC [Member] | Maximum [Member] | 1.5% per annum of stockholders equity [Member]
Mortgage Loans on Real Estate [Line Items]
Base management fee shareholders' equity limit	$ 2,000,000,000
PNMAC Capital Management LLC [Member] | Maximum [Member] | 1.375% per annum of stockholders equity [Member]
Mortgage Loans on Real Estate [Line Items]
Base management fee shareholders' equity limit	$ 5,000,000,000
PNMAC Capital Management LLC [Member] | Maximum [Member] | Net income exceeds 10% [Member]
Mortgage Loans on Real Estate [Line Items]
Percentage of return on equity	8.00%
PNMAC Capital Management LLC [Member] | Maximum [Member] | Net income exceeds 15% [Member]
Mortgage Loans on Real Estate [Line Items]
Percentage of return on equity	12.00%
PNMAC Capital Management LLC [Member] | Maximum [Member] | Net income exceeds 20% [Member]
Mortgage Loans on Real Estate [Line Items]
Percentage of return on equity	16.00%
PNMAC Capital Management LLC [Member] | Minimum [Member] | 1.375% per annum of stockholders equity [Member]
Mortgage Loans on Real Estate [Line Items]
Base management fee shareholders' equity limit	$ 2,000,000,000
PNMAC Capital Management LLC [Member] | Minimum [Member] | 1.25% per annum of stockholders equity [Member]
Mortgage Loans on Real Estate [Line Items]
Base management fee shareholders' equity limit	$ 5,000,000,000
PennyMac Financial Services, Inc. [Member]
Mortgage Loans on Real Estate [Line Items]
Performance incentive fee description	The performance incentive fee is calculated quarterly and is equal to: (a) 10% of the amount by which net income for the quarter exceeds (i) an 8% return on equity plus the high watermark, up to (ii) a 12% return on equity; plus (b) 15% of the amount by which net income for the quarter exceeds (i) a 12% return on equity plus the high watermark, up to (ii) a 16% return on equity; plus (c) 20% of the amount by which net income for the quarter exceeds a 16% return on equity plus the high watermark
Termination fees, description	The termination fee is equal to three times the sum of (a) the average annual base management fee, and (b) the average annual performance incentive fee earned by PFSI, in each case during the 24-month period before termination.